INTEREST-BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Interest-bearing Loans And Borrowings [Abstract]
Schedule of Borrowings
	December 31, 2023 US$’000	December 31, 2022 US$’000
Current liabilities
Exchangeable senior notes	210	210

Total	210	210

	December 31, 2023 US$’000	December 31, 2022 US$’000
Non-Current liabilities
Senior secured term loan	40,109	44,301
Derivative financial liability	526	1,569
Convertible note	14,542	13,746

Total non-current liabilities	55,177	59,616

	December 31, 2023 US$’000	December 31, 2022 US$’000
Non-Current assets
Derivative financial asset	178	128

Total non-current assets	178	128

Schedule of Exchangeable Notes Balance
	December 31, 2023 US$000	December 31, 2022 US$000
Balance at January 1	(210)	(83,312)
Accretion interest	-	(83)
Repaid to Note holders	-	86,730
Shares issued to Note holders as consideration	-	6,133
Loss on disposal	-	(9,678)

Liability	(210)	(210)

Schedule Of Movement In Term Loan
	December 31, 2023 US$000	December 31, 2022 US$000
Balance at January 1	(44,301)	-
Principal amount loaned	(5,000)	(81,250)
Loan drawdown costs	194	3,551
Derivative financial liability at date of drawdown	90	1,872
Derivative financial asset at date of drawdown	(11)	(202)
Accretion interest	(1,131)	(2,772)
Cash repayment of principal	10,050	34,500

Balance at December 31	(40,109)	(44,301)

Schedule of Derivative Financial Liability
	December 31, 2023 US$000	December 31, 2022 US$000
Balance at January 1	(1,569)	-
Derivative financial liability at date of drawdown	(90)	(1,872)
Fair value adjustments in the period	1,133	303

Non-current liability at December 31	(526)	(1,569)

Schedule of Derivative Financial Asset
	December 31, 2023 US$000	December 31, 2022 US$000
Balance at January 1	128	-
Derivative financial asset at date of drawdown	11	202
Fair value adjustments in the period	39	(74)

Non-current asset at December 31	178	128

Schedule of Term Loan And The 7-Year Convertible Notes
	December 31, 2023 US$000	December 31, 2022 US$000
Balance at January 1	(13,746)	-
Principal amount loaned	-	(20,000)
Loan origination costs	-	40
Equity component at date of issue	-	6,709
Accretion interest	(796)	(495)

Non-current liability at December 31	(14,542)	(13,746)